BENEFITS TO EMPLOYEES - Fair value of plan assets (Details) - Plan assets - Social security defined benefit plans - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined Pension Benefits
Fair value of assets at the beginning of the year	R$ 27,983,826	R$ 31,394,339
Effects of deconsolidation	(3,664,089)
Benefits paid during the year	(2,537,463)	(2,554,573)
Participant contributions paid during the year	(8,061)	33,707
Employer's contributions paid during the year	287,381	294,489
Expected return on assets for the year	(2,245,029)	(2,040,363)
Gain on plan assets (excluding interest income)	(525,396)	(3,224,499)
Fair value of assets at the end of the year	23,780,226	27,983,826
Effective return on assets for the year	R$ 1,718,633	R$ (1,184,136)